John Hancock
Mid Cap Growth Fund
Quarterly portfolio holdings 12/31/2024

Fund’s investments
As of 12-31-24 (unaudited)
	Shares	Value
Common stocks 98.8%		$1,368,885,708
(Cost $1,043,008,560)
Communication services 15.4%		213,435,078
Entertainment 10.9%
Liberty Media Corp.-Liberty Formula One, Series C (A)	466,512	43,227,002
Live Nation Entertainment, Inc. (A)	334,211	43,280,325
ROBLOX Corp., Class A (A)	270,278	15,638,285
Spotify Technology SA (A)	109,143	48,828,395
Interactive media and services 2.3%
Pinterest, Inc., Class A (A)	1,098,747	31,863,663
Media 2.2%
The Trade Desk, Inc., Class A (A)	260,337	30,597,408
Consumer discretionary 14.1%		195,169,077
Broadline retail 1.2%
Ollie’s Bargain Outlet Holdings, Inc. (A)	149,528	16,407,707
Hotels, restaurants and leisure 6.0%
DraftKings, Inc., Class A (A)	948,671	35,290,561
Royal Caribbean Cruises, Ltd.	96,640	22,293,882
Viking Holdings, Ltd. (A)	343,089	15,116,501
Wingstop, Inc.	36,779	10,452,592
Household durables 1.0%
SharkNinja, Inc. (A)	145,746	14,189,831
Specialty retail 2.2%
Dick’s Sporting Goods, Inc.	67,396	15,422,901
O’Reilly Automotive, Inc. (A)	12,276	14,556,881
Textiles, apparel and luxury goods 3.7%
Deckers Outdoor Corp. (A)	68,780	13,968,530
On Holding AG, Class A (A)	684,128	37,469,691
Consumer staples 5.1%		70,286,783
Consumer staples distribution and retail 2.1%
Maplebear, Inc. (A)	342,558	14,188,752
U.S. Foods Holding Corp. (A)	214,715	14,484,674
Food products 1.0%
Freshpet, Inc. (A)	89,505	13,256,586
Personal care products 2.0%
BellRing Brands, Inc. (A)	376,384	28,356,771
Energy 4.1%		56,435,013
Oil, gas and consumable fuels 4.1%
Cameco Corp.	62,394	3,206,428
Cheniere Energy, Inc.	100,373	21,567,147
Targa Resources Corp.	177,375	31,661,438
Financials 10.5%		145,023,310
Capital markets 10.5%
Ares Management Corp., Class A	61,615	10,907,703
Coinbase Global, Inc., Class A (A)	75,355	18,710,647
Evercore, Inc., Class A	104,958	29,093,308
Hamilton Lane, Inc., Class A	76,196	11,280,818
KKR & Company, Inc.	156,995	23,221,130
Morningstar, Inc.	31,721	10,682,364
2	JOHN HANCOCK MID CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Tradeweb Markets, Inc., Class A	314,141	$41,127,340
Health care 12.0%		166,846,803
Biotechnology 8.3%
Argenx SE, ADR (A)	20,804	12,794,460
Exact Sciences Corp. (A)	491,445	27,614,295
Natera, Inc. (A)	242,639	38,409,754
Neurocrine Biosciences, Inc. (A)	77,827	10,623,386
Sarepta Therapeutics, Inc. (A)	105,086	12,777,407
United Therapeutics Corp. (A)	38,828	13,700,072
Health care equipment and supplies 1.9%
Glaukos Corp. (A)	97,628	14,638,342
PROCEPT BioRobotics Corp. (A)	142,253	11,454,212
Health care providers and services 0.8%
The Ensign Group, Inc.	80,537	10,700,146
Life sciences tools and services 0.9%
Avantor, Inc. (A)	582,201	12,266,975
Pharmaceuticals 0.1%
Structure Therapeutics, Inc., ADR (A)(B)	68,870	1,867,754
Industrials 10.2%		141,256,131
Aerospace and defense 1.9%
Axon Enterprise, Inc. (A)	44,383	26,377,705
Construction and engineering 2.0%
Fluor Corp. (A)	561,965	27,716,114
Electrical equipment 2.3%
Vertiv Holdings Company, Class A	276,997	31,469,629
Passenger airlines 0.5%
Delta Air Lines, Inc.	121,916	7,375,918
Professional services 2.4%
ExlService Holdings, Inc. (A)	446,984	19,837,150
Paycom Software, Inc.	65,004	13,323,870
Trading companies and distributors 1.1%
FTAI Aviation, Ltd.	105,219	15,155,745
Information technology 23.9%		330,948,775
Electronic equipment, instruments and components 2.5%
Celestica, Inc. (A)	151,420	13,976,066
Flex, Ltd. (A)	525,346	20,168,033
IT services 5.1%
Gartner, Inc. (A)	34,427	16,678,849
GoDaddy, Inc., Class A (A)	152,887	30,175,307
Shopify, Inc., Class A (A)	125,987	13,396,198
Wix.com, Ltd. (A)	50,049	10,738,013
Semiconductors and semiconductor equipment 2.9%
Marvell Technology, Inc.	368,826	40,736,832
Software 13.4%
AppLovin Corp., Class A (A)	160,158	51,863,957
Datadog, Inc., Class A (A)	135,144	19,310,726
DocuSign, Inc. (A)	240,245	21,607,635
Guidewire Software, Inc. (A)	122,103	20,584,124
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MID CAP GROWTH FUND	3

	Shares	Value
Information technology (continued)
Software (continued)
Palantir Technologies, Inc., Class A (A)	801,523	$60,619,184
SentinelOne, Inc., Class A (A)	499,723	11,093,851
Real estate 2.5%		35,355,104
Real estate management and development 1.6%
Zillow Group, Inc., Class C (A)	302,893	22,429,227
Residential REITs 0.9%
AvalonBay Communities, Inc.	58,762	12,925,877
Utilities 1.0%		14,129,634
Gas utilities 0.5%
Atmos Energy Corp.	47,839	6,662,538
Multi-utilities 0.5%

NiSource, Inc.	203,131	7,467,096

Preferred securities 0.6%		$8,035,440
(Cost $9,360,258)
Information technology 0.6%		8,035,440
Software 0.6%
Essence Group Holdings Corp. (A)(C)(D)	2,958,957	5,592,429
Lookout, Inc., Series F (A)(C)(D)	392,767	2,443,011

	Yield (%)	Shares	Value
Short-term investments 0.9%			$12,312,384
(Cost $12,311,832)
Short-term funds 0.9%			12,312,384
John Hancock Collateral Trust (E)	4.2987(F)	179,416	1,794,837
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.4156(F)	10,517,547	10,517,547

Total investments (Cost $1,064,680,650) 100.3%	$1,389,233,532
Other assets and liabilities, net (0.3%)	(3,839,590)
Total net assets 100.0%	$1,385,393,942

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-24. The value of securities on loan amounted to $1,749,591.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to fund’s investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 12-31-24.
4	JOHN HANCOCK MID CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of December 31, 2024, by major security category or type:
	Total value at 12-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$1,368,885,708	$1,368,885,708	—	—
Preferred securities	8,035,440	—	—	$8,035,440
Short-term investments	12,312,384	12,312,384	—	—
Total investments in securities	$1,389,233,532	$1,381,198,092	—	$8,035,440
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	179,416	$15,999,507	$362,382,755	$(376,593,970)	$1,551	$4,994	$57,315	—	$1,794,837
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at December 31, 2024:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Essence Group Holdings Corp.	5-1-14[1]	$5,083,384	2,958,957	—	—	2,958,957	0.4%	$5,592,429
Lookout, Inc., Series F	7-31-14[1]	4,276,874	392,767	—	—	392,767	0.2%	2,443,011
								$8,035,440

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[1]	Reflects original acquisition date of security transferred in a merger with John Hancock Funds II Mid Cap Growth Fund which took place after market close on 10-15-21.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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